Exhibit 99.6

Data Compare Summary (Total)

Run Date - 10/30/2023 11:38:41 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	1,213	0.00%	1,213
Amortization Type	0	1,213	0.00%	1,213
Borrower Qualifying FICO	1	1,212	0.08%	1,213
Coborrower Qualifying FICO	1	446	0.22%	1,213
Investor: Qualifying Total Debt Ratio	31	1,213	2.56%	1,213
Occupancy	0	1,213	0.00%	1,213
Original CLTV	5	1,213	0.41%	1,213
Original LTV	0	1,213	0.00%	1,213
Property Type	0	1,213	0.00%	1,213
Purpose	0	1,213	0.00%	1,213
Zip	0	1,213	0.00%	1,213
Total	38	12,575	0.30%	1,213